Commitments And Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 7. Commitments and Contingencies

Commitments

     As of March 31, 2012, the Company's off-balance sheet arrangements not reflected on the Company's consolidated balance sheet decreased approximately $21,800 to approximately $321,800 as compared to approximately $343,600 at December 31, 2011. The decrease relates primarily to future program rights obligations.

Legal Matters

DISH Network Contract Dispute

     In 2005, subsidiaries of the Company entered into agreements with EchoStar Communications Corporation and its affiliates by which EchoStar Media Holdings Corporation acquired a 20% interest in VOOM HD and EchoStar Satellite LLC (the predecessor to DISH Network LLC ("DISH Network")) agreed to distribute VOOM on DISH Network for a 15-year term. The affiliation agreement with DISH Network for such distribution provides that if VOOM HD fails to spend $100,000 per year (subject to reduction to the extent that the number of offered channels is reduced to fewer than 21), up to a maximum of $500,000 in the aggregate, on VOOM, DISH Network may seek to terminate the agreement under certain circumstances. On January 30, 2008, DISH Network purported to terminate the affiliation agreement, effective February 1, 2008, based on its assertion that VOOM HD had failed to comply with this spending provision in 2006. On January 31, 2008, VOOM HD sought and obtained a temporary restraining order from the New York Supreme Court for New York County prohibiting DISH Network from terminating the affiliation agreement. In conjunction with its request for a temporary restraining order, VOOM HD also requested a preliminary injunction and filed a lawsuit against DISH Network asserting that DISH Network did not have the right to terminate the affiliation agreement. In a decision filed on May 5, 2008, the court denied VOOM HD's motion for a preliminary injunction. On or about May 13, 2008, DISH Network ceased distribution of VOOM on its DISH Network. On May 27, 2008, VOOM HD amended its complaint to seek damages for DISH Network's improper termination of the affiliation agreement. On June 24, 2008, DISH Network answered VOOM HD's amended complaint and asserted counterclaims alleging breach of contract and breach of the duty of good faith and fair dealing with respect to the affiliation agreement. On July 14, 2008, VOOM HD replied to DISH Network's counterclaims. The Company believes that the counterclaims asserted by DISH Network are without merit. VOOM HD and DISH Network each filed cross-motions for summary judgment. In November 2010, the court denied both parties' cross-motions for summary judgment but granted VOOM HD's motion for sanctions based on DISH Network's spoliation of evidence as well as its motion to exclude DISH Network's principal damages expert. DISH Network appealed these latter two rulings. On January 31, 2012, the Appellate Division of the New York Supreme Court issued a decision affirming (i) the trial court's finding of spoliation and imposition of the sanction of an adverse inference at trial; and (ii) the trial court's decision to exclude DISH Network's damages expert. On February 6, 2012, DISH Network filed a motion seeking leave from the Appellate Division to appeal the order. On April 26, 2012, the Apellate Division denied DISH Network's motion, thereby precluding any further appeal of the trial court rulings. The stay of the pending trial court proceedings was lifted on May 1, 2012. The Company expects the court to set a date for trial shortly.

     In connection with the Distribution, CSC Holdings and AMC Networks and Rainbow Programming Holdings, LLC, an indirect wholly-owned subsidiary of AMC Networks (collectively, the "AMC Parties") entered into an agreement which provides that from and after the Distribution date, CSC Holdings retains full control over the pending litigation with DISH Network. Any decision with respect to settlement will be made jointly by CSC Holdings and the AMC Parties. CSC Holdings and the AMC Parties will share equally in the proceeds (including in the value of any non-cash consideration) of any settlement or final judgment in the pending litigation with DISH Network that are received by subsidiaries of the Company from VOOM HD. The AMC Parties are responsible for the legal fees and costs until such costs reach an agreed upon threshold, at which point CSC Holdings and the AMC Parties will bear such fees and expenses equally.

Other Legal Matters

     On April 15, 2011, Thomas C. Dolan, a director of the Company and Executive Vice President, Strategy and Development, in the Office of the Chairman and a director of Cablevision, filed a lawsuit against Cablevision and RMH in New York Supreme Court. The lawsuit raises compensation-related claims (seeking approximately $11,000) related to events in 2005. The matter is being handled under the direction of an independent committee of the board of directors of Cablevision. In connection with the Distribution Agreement, Cablevision indemnified the Company and RMH against any liabilities and expenses related to this lawsuit. Based on the indemnification and Cablevision's and the Company's assessment of this possible loss contingency, no provision has been made for this matter in the consolidated financial statements.

     In addition to the matters discussed above, the Company is party to various lawsuits and claims in the ordinary course of business. Although the outcome of these other matters cannot be predicted with certainty and the impact of the final resolution of these other matters on the Company's results of operations in a particular subsequent reporting period is not known, management does not believe that the resolution of these matters will have a material adverse effect on the financial position of the Company or the ability of the Company to meet its financial obligations as they become due.

Note 15. Commitments and Contingencies

Commitments

     Future cash payments required under arrangements pursuant to contracts entered into by the Company in the normal course of business as of December 31, 2011 are as follows:

		Years	Years	More than
	Year 1	2 - 3	4 - 5	5 years	Total
Off balance sheet arrangements:
Purchase obligations(1)	$147,229	$45,841	$1,516	$613	$195,199
Operating lease obligations(2)	14,449	30,980	31,434	21,863	98,726
Guarantees(3)	49,486	153	-	-	49,639
	211,164	76,974	32,950	22,476	343,564
Contractual obligations reflected on the
balance sheet:
Debt obligations(4)	105,209	362,196	618,002	2,007,527	3,092,934
Program rights obligations	146,339	267,589	173,990	31,111	619,029
Capital lease obligations(5)	2,796	5,592	5,592	9,008	22,988
Contract obligations(6)	2,657	383	143	-	3,183
	257,001	635,760	797,727	2,047,646	3,738,134
Total	$468,165	$712,734	$830,677	$2,070,122	$4,081,698

____________________________

(1) Purchase obligation amounts not reflected on the balance sheet consist primarily of long-term program rights obligations that have not yet met the criteria to be recorded in the balance sheet.

(2) Operating lease commitments represent future minimum payment obligations on various long-term, noncancelable leases for office space and office equipment.

(3) Consists primarily of a guarantee of payments to a production service company for certain production related costs.

(4) Includes future payments of principal and interest due on the Company's credit facility debt and senior notes. Interest on variable rate debt is calculated based on the prevailing interest rate as of December 31, 2011.

(5) Reflects the principal amount of capital lease obligations, including interest.

(6) Represents primarily long-term carriage fees payable to distributors and additional annual required payments relating to the acquisitions of film website businesses in 2008 and 2009.

     See Note 2 for a discussion of the Company's program rights obligations. See Note 8 for a discussion of the Company's long-term debt. See Note 11 for a discussion of the Company's leases. The contractual obligations table above does not include any liabilities for uncertain income tax positions due to the fact that the Company is unable to reasonably predict the ultimate amount or timing of settlement of our liabilities for uncertain income tax positions. At December 31, 2011, the liability for uncertain tax positions was $10,465, excluding the related accrued interest liability of $2,216 and deferred tax assets of $4,484. See Note 12 for further discussion of the Company's income taxes.

     DISH Network, LLC ("DISH Network") was issued a 20% interest in VOOM HD, the Company's subsidiary operating VOOM, and that 20% interest will not be diluted until $500,000 in cash has been invested in VOOM HD by the Company. On the fifth or eighth anniversary of the effective date of the investment agreement, the termination of the affiliation agreement by DISH Network, or other specified events, DISH Network has a put right to require a wholly-owned subsidiary of RMH to purchase all of its equity interests in VOOM HD at fair value. On the seventh or tenth anniversary of the effective date of the investment agreement, or the second anniversary date of the termination of the affiliation agreement by DISH Network, a wholly-owned subsidiary of RMH has a call right to purchase all of DISH Network's ownership in VOOM HD at fair value. The table above does not include any future payments that would be required upon the exercise of the put right, if any. See also "DISH Network Contract Dispute" discussion below.

Legal Matters

DISH Network Contract Dispute

In 2005, subsidiaries of the Company entered into agreements with EchoStar Communications Corporation and its affiliates by which EchoStar Media Holdings Corporation acquired a 20% interest in VOOM HD and EchoStar Satellite LLC (the predecessor to DISH Network) agreed to distribute VOOM on DISH Network for a 15-year term. The affiliation agreement with DISH Network for such distribution provides that if VOOM HD fails to spend $100,000 per year (subject to reduction to the extent that the number of offered channels is reduced to fewer than 21), up to a maximum of $500,000 in the aggregate, on VOOM, DISH Network may seek to terminate the agreement under certain circumstances. On January 30, 2008, DISH Network purported to terminate the affiliation agreement, effective February 1, 2008, based on its assertion that VOOM HD had failed to comply with this spending provision in 2006. On January 31, 2008, VOOM HD sought and obtained a temporary restraining order from the New York Supreme Court for New York County prohibiting DISH Network from terminating the affiliation agreement. In conjunction with its request for a temporary restraining order, VOOM HD also requested a preliminary injunction and filed a lawsuit against DISH Network asserting that DISH Network did not have the right to terminate the affiliation agreement. In a decision filed on May 5, 2008, the court denied VOOM HD's motion for a preliminary injunction. On or about May 13, 2008, DISH Network ceased distribution of VOOM on its DISH Network. On May 27, 2008, VOOM HD amended its complaint to seek damages for DISH Network's improper termination of the affiliation agreement. On June 24, 2008, DISH Network answered VOOM HD's amended complaint and asserted counterclaims alleging breach of contract and breach of the duty of good faith and fair dealing with respect to the affiliation agreement. On July 14, 2008, VOOM HD replied to DISH Network's counterclaims. The Company believes that the counterclaims asserted by DISH Network are without merit. VOOM HD and DISH Network each filed cross-motions for summary judgment. In November 2010, the court denied both parties' cross-motions for summary judgment but granted VOOM HD's motion for sanctions based on DISH Network's spoliation of evidence as well as its motion to exclude DISH Network's principal damages expert. DISH Network appealed these latter two rulings. On January 31, 2012, the Appellate Division of the New York Supreme Court issued a decision affirming (i) the trial court's finding of spoliation and imposition of the sanction of an adverse inference at trial; and (ii) the trial court's decision to exclude DISH Network's damages expert. On February 6, 2012, DISH Network filed a motion seeking leave from the Appellate Division to appeal the order. VOOM HD has opposed the motion. Further proceedings in the trial court remain stayed pending the court's ruling on the motion.

     In connection with the Distribution, CSC Holdings and AMC Networks and Rainbow Programming Holdings, LLC, an indirect wholly-owned subsidiary of AMC Networks (collectively, the "AMC Parties") entered into an agreement (the "VOOM Litigation Agreement") which provides that from and after the Distribution date, CSC Holdings retains full control over the pending litigation with DISH Network. Any decision with respect to settlement will be made jointly by CSC Holdings and the AMC Parties. CSC Holdings and the AMC Parties will share equally in the proceeds (including in the value of any non-cash consideration) of any settlement or final judgment in the pending litigation with DISH Network that are received by subsidiaries of the Company from VOOM HD. The AMC Parties are responsible for the legal fees and costs until such costs reach an agreed upon threshold, at which point CSC Holdings and the AMC Parties will bear such fees and expenses equally.

Broadcast Music, Inc. Matter

     Broadcast Music, Inc. ("BMI"), an organization that licenses the performance of musical compositions of its members, had alleged that certain of the Company's subsidiaries require a license to exhibit musical compositions in its catalog. BMI agreed to interim fees based on revenues covering certain periods (generally the period commencing from the launch or acquisition of each of the Company's programming networks). In May 2011, the parties reached an agreement with respect to the license fees for an amount that approximated the amount previously accrued, which was $7,040 at December 31, 2010.

Other Legal Matters

     On April 15, 2011, Thomas C. Dolan, a director of the Company and Executive Vice President, Strategy and Development, in the Office of the Chairman and a director of Cablevision, filed a lawsuit against Cablevision and RMH in New York Supreme Court. The lawsuit raises compensation-related claims (seeking approximately $11,000) related to events in 2005. The matter is being handled under the direction of an independent committee of the board of directors of Cablevision. In connection with the Distribution Agreement, Cablevision indemnified the Company and RMH against any liabilities and expenses related to this lawsuit. Based on the indemnification and Cablevision's and the Company's assessment of this possible loss contingency, no provision has been made for this matter in the consolidated financial statements.

     In addition to the matters discussed above, the Company is party to various lawsuits and claims in the ordinary course of business. Although the outcome of these other matters cannot be predicted with certainty and the impact of the final resolution of these other matters on the Company's results of operations in a particular subsequent reporting period is not known, management does not believe that the resolution of these matters will have a material adverse effect on the financial position of the Company or the ability of the Company to meet its financial obligations as they become due.